Offerings	Jun. 16, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares $0.01 par value per share
Maximum Aggregate Offering Price	$ 39,376,966.02
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,437.96
Offering Note	The Registrant is relying upon Rule 457(c) under the Securities Act of 1933 (“Securities Act”) to calculate the registration fee. The maximum aggregate offering price is estimated solely for purposes of determining the registration fee based on the average of the high and low sales prices of the shares of Common Shares, as reported by the New York Stock Exchange on June 10, 2026, in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the sale by the Registrant of the securities registered under this Registration Statement.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares, $0.01 par value per share
Maximum Aggregate Offering Price	$ 106,083,793.09
Carry Forward Form Type	N-2
Carry Forward File Number	333-271575
Carry Forward Initial Effective Date	Jun. 22, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 11,690.43
Offering Note	The Registrant previously registered 14,000,000 Common Shares in reliance on Rule 457(c) under the Securities Act, with respect to which the Registrant paid filing fees of $22,206.40 in its prior Registration Statement (File No. 333-271575), which was declared effective on June 22, 2023 (the “2023 Registration Statement”). As of the time of this filing, 7,333,826 Common Shares remain unsold from the 2023 Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement carries forward such unsold Common Shares, with respect to which $11,690.43 in filing fees have already been paid.